Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Schedule of property plant and equipment

			Assets in	Total Property,
	Land and	Plant and	course of	plant and
	buildings	equipment	construction	equipment
	$m	$m	$m	$m
Cost
At 1 January 2022	6,377	7,903	2,728	17,008
Capital expenditure	5	19	1,042	1,066
Transfer of assets into use	226	683	(909)	–
Transfer of Assets held for sale (Note 18)	(434)	(293)	–	(727)
Disposals and other movements	(425)	(146)	28	(543)
Exchange adjustments	(309)	(610)	(236)	(1,155)
At 31 December 2022	5,440	7,556	2,653	15,649
Additions through business combinations (Note 27)	2	10	–	12
Capital expenditure	9	43	1,402	1,454
Transfer of assets into use	959	1,158	(2,117)	–
Disposals and other movements	(6)	(255)	(11)	(272)
Exchange adjustments	65	192	118	375
At 31 December 2023	6,469	8,704	2,045	17,218
Additions through business combinations (Note 27)	1	15	2	18
Capital expenditure	27	63	1,905	1,995
Transfer of assets into use	312	729	(1,041)	–
Disposals and other movements	(44)	(271)	(40)	(355)
Exchange adjustments	(185)	(386)	(82)	(653)
At 31 December 2024	6,580	8,854	2,789	18,223
Depreciation and impairment
At 1 January 2022	2,877	4,948	–	7,825
Depreciation charge for the year	286	566	–	852
Impairment charge/(reversal)	20	8	(28)	–
Transferred to Assets held for sale (Note 18)	(300)	(277)	–	(577)
Disposals and other movements	(227)	(188)	28	(387)
Exchange adjustments	(167)	(404)	–	(571)
At 31 December 2022	2,489	4,653	–	7,142
Depreciation charge for the year	241	492	–	733
Impairment charge	4	4	–	8
Disposals and other movements	(13)	(220)	–	(233)
Exchange adjustments	44	122	–	166
At 31 December 2023	2,765	5,051	–	7,816
Depreciation charge for the year	231	568	–	799
Impairment charge	–	(7)	49	42
Disposals and other movements	(39)	(252)	(49)	(340)
Exchange adjustments	(101)	(245)	–	(346)
At 31 December 2024	2,856	5,115	–	7,971
Net book value
At 31 December 2022	2,951	2,903	2,653	8,507
At 31 December 2023	3,704	3,653	2,045	9,402
At 31 December 2024	3,724	3,739	2,789	10,252

Schedule of net book value of land and buildings

	2024	2023	2022
	$m	$m	$m
The net book value of land and buildings comprised:
Freeholds	3,329	2,976	2,555
Leaseholds	395	728	396